Notes Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable
9.	Notes Payable

On October 29, 2019 (“Hercules Closing Date”), the Company entered into a Loan and Security Agreement (the “Hercules Loan Agreement”) with Hercules Capital, Inc. (“Hercules”) pursuant to which a term loan in an aggregate principal amount of up to $50,000 (the “Original Credit Facility”) was available to the Company in three tranches, subject to certain terms and conditions. Effective as of February 24, 2022 (the “Effective Date”), the Company entered into an Amendment to the Hercules Loan Agreement (the “Amendment”), with the lenders party thereto (the “Hercules Lenders”), and Hercules in its capacity as the administrative agent and the collateral agent for the Hercules Lenders, which amended the Original Credit Facility. Pursuant to the Amendment, a term loan facility in an amount of $100,000 (the “Hercules Credit Facility”) became available to the Company in five tranches, including the first tranche of $25,000 previously drawn under the Original Credit Facility, subject to certain terms and conditions.

The first tranche in an aggregate principal amount of $25,000 was outstanding as of the Effective Date, after taking into account reborrowing by the Company on the Effective Date of a previously-repaid principal amount of approximately $2,900. The second tranche in an aggregate principal amount of $12,500 and the third tranche in an aggregate principal amount of $12,500 were advanced to the Company and were outstanding as of the Effective Date. The fourth and fifth tranches, in an aggregate principal amounts of $25,000 each, were available upon satisfaction of certain conditions, but were not drawn before the repayment and extinguishment of the Hercules Credit Facility.

All advances outstanding under the Hercules Credit Facility bore interest at a rate equal to the greater of either (i) the Prime Rate (as reported in The Wall Street Journal) plus 6.40%, or (ii) 9.65%. The Company had the option to prepay advances under the Hercules Credit Facility, in whole or in part, at any time subject to a prepayment charge, and the Hercules Loan Agreement included an end of term charge of 4.85% of the aggregate amount of the advances made under the Original Credit Facility, as well as an additional end of term charge of 1.75% of the aggregate amount of the advances under the Hercules Credit Facility (including the first tranche of $25,000), each due as specified in the Amendment.

The Hercules Credit Facility was secured by substantially all of the Company’s assets, other than the Company’s intellectual property. The Company agreed to not pledge or secure its intellectual property to others.

The Company accounted for the Amendment as a modification in accordance with the guidance in ASC 470-50, Debt (“ASC 470”). Amounts paid to the lenders were recorded as debt discount and a new effective interest rate was established. Upon issuance, the Hercules Credit Facility was recorded as a liability with an initial carrying value of $50,586, net of debt issuance costs. The initial carrying value was accreted to the repayment amount, which includes the outstanding principal plus the end of term charge, through interest expense using the effective interest rate method over the term of the debt. As of December 31, 2022, the carrying value of the debt was $51,047.

On April 27, 2023 (the “Closing Date”), the Company entered into the Credit Agreement and Guaranty (the “Oaktree Credit Agreement”) among the Company, the subsidiary guarantors from time to time party thereto, the lenders from time to time party thereto (the “Lenders”), and Oaktree Fund Administration, LLC, in its capacity as administrative agent for the Lenders (in such capacity, the “Agent”). The Oaktree Credit Agreement establishes a term loan facility of $250,000 (the “Term Loan”) consisting of (i) $80,000 (“Tranche A-1”) and (ii) $30,000 (“Tranche A-2” and collectively, “Tranche A Loan”), funded on the Closing Date. The Term Loan also consists of (i) $45,000 (the “Tranche B Loan”) and (iii) $45,000 (the “Tranche C Loan”), each of which the Company may borrow subject to certain conditions, and (iv) $50,000 (the “Tranche D Loan”) available in Oaktree’s sole discretion. The Tranche B Loan may be drawn by the Company until September 30, 2024, if VOWST net sales for the trailing six consecutive months are at least $35,000 and at least 4.5% greater in the calendar quarter prior to the Applicable Funding Date (as defined in the Oaktree Credit Agreement) over the calendar quarter immediately preceding it. The Tranche C Loan may be drawn until September 30, 2025, if VOWST net sales for the trailing 12 consecutive months are at least $120,000 and at least 4.5% greater in each of the two calendar quarters prior to the Applicable Funding Date relative, in each case, to the calendar quarter immediately preceding it. The Term Loan has a maturity date of April 27, 2029 (the “Maturity Date”).

Of the $110,000 Tranche A Loan advanced by the Lenders at closing, approximately $53,380 repaid the Company’s existing credit facility with Hercules. After deducting other transaction expenses and fees, the Company received net proceeds of approximately $50,446. The Company accounted for the repayment of the Hercules Credit Facility as an extinguishment in accordance with the guidance in ASC 470-50, and recognized a loss on extinguishment of $1,625 in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.

Borrowings under the Term Loan bear interest at a rate per annum equal to the three-month term Secured Overnight Financing Rate (“SOFR”) (subject to a 2.50% floor and a 5.00% cap), plus an applicable margin of 7.875%, payable quarterly in arrears. If certain VOWST net sales targets are met, the applicable margin will be reduced from 7.875% to 7.50% through the Maturity Date. The Company is required to make quarterly interest-only payments on the Term Loan for the first three years after the Closing Date. Beginning on June 30, 2026, the Company will be required to make quarterly payments of interest, plus repay 7.50% of the outstanding principal of the Term Loan in quarterly installments until the Maturity Date, unless the interest only period is extended based upon the achievement of certain VOWST net sales targets.

The Company is obligated to pay the Lenders an exit fee equal to 1.50% of the aggregate amount of the Term Loan funded, such exit fee to be due and payable upon the earliest to occur of (1) the Maturity Date, (2) the acceleration of the outstanding Term Loan, and (3) the prepayment of the outstanding Term Loan. The Company may voluntarily prepay the outstanding Term Loan, subject to a customary make-whole for the first two years following the Closing Date plus 4.0% of the principal amount of the Term Loan prepaid, and thereafter a prepayment premium equal to (i) 4.0% of the principal amount of the Term Loan prepaid, if prepaid after the second anniversary of the Closing Date through and including the third anniversary of the Closing Date, (ii) 2.0% of the principal amount of the Term Loan if prepaid after the third anniversary of the Closing Date through and including the fourth anniversary of the Closing Date, (iii) 1.0% of the principal amount of the Term Loan if prepaid after the fourth anniversary of the Closing Date through and including the fifth anniversary of the Closing Date, with no prepayment premium due after the fifth anniversary of the Closing Date through the Maturity Date.

The Company’s obligations under the Oaktree Credit Agreement and the other Loan Documents (as defined in the Oaktree Credit Agreement) will be guaranteed by any domestic subsidiaries of the Company that become Guarantors (as defined in the Oaktree Credit Agreement), subject to certain exceptions. The Company’s and the Guarantors’ (collectively, the “Loan Parties”) respective obligations under the Oaktree Credit Agreement and the other Loan Documents are secured by first priority security interests in substantially all assets of the Loan Parties, including intellectual property, subject to certain customary thresholds and exceptions. As of December 31, 2023, there were no Guarantors.

The Oaktree Credit Agreement contains customary representations, warranties and affirmative and negative covenants, including a financial covenant requiring the Company to maintain certain levels of cash and cash equivalents in accounts subject to a control agreement in favor of the Agent of at least $30,000 at all times commencing from 30 days after the Closing Date and decreasing to $25,000 of cash and cash equivalents in such controlled accounts after the Company borrows any Tranche B Loan. As of December 31, 2023, the Company was in compliance with all financial covenants pursuant to the Oaktree Credit Agreement.

In addition, the Oaktree Credit Agreement contains certain events of default that entitle the Agent to cause the Company’s indebtedness under the Oaktree Credit Agreement to become immediately due and payable, and to exercise remedies against the Loan Parties and the collateral securing the Term Loan, including cash. In an event of default and for its duration, as defined in the Oaktree Credit Agreement, an additional default interest rate equal to 2.0% per annum may apply to all obligations owed under the Oaktree Credit Agreement.

On the Closing Date, the Company issued to the Lenders warrants to purchase 647,589 shares (subject to certain adjustments) of the Company’s common stock (the “Tranche A Warrant”), at an exercise price per share of $6.69. The Tranche A Warrant is immediately exercisable and the exercise period expires on April 26, 2030. Upon the funding of each of the Tranche B Loan and the Tranche C Loan, the Company is required to issue to the Lenders warrants to purchase 264,922 shares (subject to certain adjustments) of the Company’s common stock on each such funding date at an exercise price equal to the trailing volume weighted average price of the Company’s common stock for the 30 trading days prior to the funding date for each tranche (the “Tranche B Warrant” and the “Tranche C Warrant,” respectively, and together the “Additional Warrants”). The Additional Warrants will be immediately exercisable upon issuance, and the exercise period will expire seven years from the date of issuance.

The Company determined that the Tranche A Loan, the Tranche A Warrant, the commitment by the Lenders to fund the Tranche B Loan and the Tranche C Loan, and the Tranche B Warrant and Tranche C Warrant, are all freestanding financial instruments. On the Closing Date, the Company evaluated the Tranche A Warrant and determined that it meets the requirements for equity classification under ASC 815, Derivatives and Hedging (“ASC 815”). The net proceeds from the Tranche A Loan were allocated to the Tranche A Warrant and the Tranche A Loan using the relative fair value method, and the relative fair value of the Tranche A Warrant, $2,785, is recorded as an increase to additional paid-in-capital on the consolidated statements of stockholder’s equity (deficit), and as a discount to the Tranche A Loan that will be amortized over the life of the Tranche A Loan using the effective interest method. The Company used the Black-Scholes option pricing model to determine the fair value of the Tranche A Warrant. Assumptions used in the Black-Scholes model included the fair market value per share of common stock on the valuation date of $5.32, the exercise price per warrant equal to $6.69, the expected volatility of 111.6%, the risk-free interest rate of 3.57%, the expected term of 7 years and the absence of a dividend.

The Additional Warrants are considered outstanding instruments at the Closing Date of the Oaktree Credit Agreement and in accordance with ASC 815, are initially recognized at their respective fair values as derivative liabilities given the variable settlement amount of their respective aggregate exercise prices. The Company adjusts the carrying values of the Additional Warrants to their respective fair values at each reporting period, until such time that the Additional Warrants are issued and their respective exercise prices become fixed, and the value of the Additional Warrants is reclassified to additional paid-in capital. The Company uses a simulation model to determine the fair value of the Additional Warrants, as described in Note 3, Fair Value Measurements. The fair value of the Tranche B Warrant and Tranche C Warrant derivative liabilities was $1,077, $1,023, $276, and $270 on the Closing Date and at December 31, 2023, respectively.

Changes in the fair values of the Additional Warrants are recorded as other income (expense) in the consolidated statements of operations and comprehensive loss. In addition to the relative fair value of the Tranche A Warrant, the original issue discount and certain debt issuance costs were recorded as a discount to the Tranche A Loan, the total of which will be accreted to the Tranche A Loan as interest expense over the life of the Tranche A Loan using the effective interest method. The fair values of the derivative liabilities associated with the Tranche B Warrant and Tranche C Warrant are recorded as loan commitment prepaid assets on the Closing Date, which are included in the consolidated balance sheets in other non-current assets, and will be reclassified as discounts to the associated Term Loan balances at such time that they are drawn.

The effective interest rate in effect as of December 31, 2023 was 15.9%. As of December 31, 2023, the carrying value of the Term Loan was $101,544, which is classified as a long-term liability on the consolidated balance sheets. The future principal payments due under the Oaktree Credit Agreement, excluding interest and the end of term charge, are as follows:

Year Ending December 31,	Principal
2024	$—
2025	—
2026	24,750
2027	33,000
2028	33,000
Thereafter	19,250
Total	$110,000

During the year ended December 31, 2023, the Company recognized $2,468 and $10,708 of interest expense under the Hercules Credit Facility and Oaktree Credit Agreement, respectively, which is reflected in interest expense on the consolidated statement of operations and comprehensive loss. During the year ended December 31, 2022, the Company recognized $6,020 of interest expense related to the Hercules Credit Facility.